Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current: Federal
Current: Foreign
Current: State and local			19,197	(22,373)
Total current			19,197	(22,373)
Deferred: Federal			(1,166,562)	(896,468)
Deferred: Foreign
Deferred: State and local			(196,494)	(333,141)
Less: valuation allowance			1,363,056	1,229,609
Total deferred
Income tax provision (benefit)			$ 19,197	$ (22,373)